Fair Value Disclosures of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying amounts and fair values of financial instruments
Notes receivable	$ 18,973	$ 9,489	$ 65,065
Derivative assets			60,150
Restricted cash	371,057	414,807	457,053
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,017,267	2,389,816	3,524,750
Notes receivable	18,973	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(24,209,105)	(24,384,272)	(27,789,786)
Derivative assets	70	198	60,150
Derivative liabilities	(23,910)	(31,756)
Guarantees	(49,685)	(21,164)	(10,013)
Restricted cash	371,100	414,800	457,100
Level 1
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	319,218	1,565,480
Debt financing (including subordinated debt and foreign currency adjustment)	(18,249,220)	(18,382,511)
Level 2
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,698,049	824,336
Notes receivable	18,874	8,713
Debt financing (including subordinated debt and foreign currency adjustment)	(7,607,860)	(5,845,534)
Derivative assets	70	198
Derivative liabilities	(23,910)	(31,756)
Restricted cash	371,100	414,800
Level 3
Carrying amounts and fair values of financial instruments
Guarantees	(52,273)	(34,103)
Total
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,017,267	2,389,816
Notes receivable	18,874	8,713
Debt financing (including subordinated debt and foreign currency adjustment)	(25,857,080)	(24,228,045)
Derivative assets	70	198
Derivative liabilities	(23,910)	(31,756)
Guarantees	$ (52,273)	$ (34,103)